                        SEMIANNUAL REPORT / JUNE 30 2000

                            AIM EUROLAND GROWTH FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                 [ COVER IMAGE ]

                      -------------------------------------

                  RAIN, STEAM AND SPEED BY J.M.W. TURNER (1844)

          J.M.W. TURNER LIKED TO PAINT EPIC SCENES OF CALAMITY IN WHICH

          THE FURY OF THE ELEMENTS UNDERLINES HUMANITY'S INSIGNIFICANCE

         WITHIN NATURE'S PLAN. SIMILAR TO THE TRAIN FIGHTING THROUGH THE

           MIXED ELEMENTS, THIS SAME SPIRIT IS PROPELLING EUROPE INTO

                              ECONOMIC LEADERSHIP.

                      -------------------------------------

AIM Euroland Growth Fund is for shareholders seeking long-term growth of capital. The fund invests primarily in equity securities of issuers from European countries that are members of the European Economic and Monetary Union
(EMU) and have the euro as their common currency.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o Effective 9/1/99, AIM Europe Growth Fund changed its name to AIM Euroland Growth Fund.
o AIM Euroland Growth Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund's foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. countries.
o Investing in a single-region mutual fund may involve greater risk and potential reward than investing in a more diversified fund.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged MSCI Europe Index is a group of European securities tracked by Morgan Stanley Capital International.
o The unmanaged National Association of Securities Dealers Automated Quotation System Composite Index (the Nasdaq) is a market-value-weighted index comprising all domestic and non-U.S.-based common stocks listed on the Nasdaq system. It includes more than 5,000 companies, and it is often considered representative of the small and medium-sized company stock universe. While it includes many small and mid-sized company stocks, large-capitalization technology companies tend to dominate the index.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

    This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.

AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/00, including sales charges

================================================================================
CLASS A SHARES
  Inception (7/19/85)              13.79%
  10 Years                          7.32
  5 Years                          16.74
  1 Year                           37.16*
  *45.14%, excluding sales charges

CLASS B SHARES
  Inception (4/1/93)               14.07
  5 Years                          17.09
  1 Year                           39.16**
  **44.16% excluding CDSC

CLASS C SHARES
  Inception (5/3/99)               37.35
  1 Year                           43.06***
  ***44.06%, excluding CDSC
================================================================================

Past performance cannot guarantee comparable future results. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.



                            AIM EUROLAND GROWTH FUND

                     SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
  [PHOTO OF         and a telephone. At the time, Bob Graham, Gary Crum and I
 Charles T.         had the idea of creating a mutual fund company that put
   Bauer,           people first. Our slogan, "people are the product," means
 Chairman of        that people--our employees and our investors--are our
 the Board of       company.
  THE FUND              Almost a quarter-century later, we've grown to more than
 APPEARS HERE]      eight million investors, $176 billion in assets under
                    management and 53 retail funds. Over that time, the industry
  [PHOTO OF         as a whole has grown from $51 billion in assets to more than
  Robert H.         $7 trillion today. I never dreamed we would see such
   Graham           phenomenal growth. You are the main reason for our success,
 APPEARS HERE]      and I want you to know how much I appreciate your loyalty
                    and trust over the past 24 years.
                        Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,500 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.


                            AIM EUROLAND GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW

EUROPEAN STOCKS RIDE VOLATILE MARKET ROLLER COASTER



STOCK VOLATILITY ROCKED MARKETS AROUND THE WORLD. HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?
Despite a challenging six months for European securities, AIM Euroland Growth Fund performed admirably. The fund's six-month total return was 3.56% for Class A shares, 3.27% for Class B shares and 3.22% for Class C Shares. These returns are at net asset value, excluding sales charges.
    The fund's performance significantly outpaced the benchmark for its peer group of diversified European funds, the MSCI Europe Index, which returned -3.08% for the reporting period.

DESCRIBE THE EUROLAND MARKET ENVIRONMENT DURING THE REPORTING PERIOD.
Euroland probably seemed more like Eurodisney to those invested in European stocks. The stock market certainly offered investors the ride of a lifetime. For the first two months of the year, European technology, media and telecommunications stocks (commonly referred to as TMTs) helped send European markets to new highs.
    Mimicking the moves of the Nasdaq, European markets continued to rally until late March, when the Nasdaq sold off sharply. The Nasdaq dive caused a ripple effect worldwide, and Europe was not immune to this trend.
    Throughout the spring, European equity markets witnessed one of their most volatile day-to-day periods ever. Dot-coms quickly became dot-bombs, and as high-tech stocks took it on the chin for the later half of the reporting period, old-economy stocks started to find a little favor again.
    Case in point: the Milan market's bellwether MIBtel index was up nearly 6% since the first of the year. This performance is due largely to its scarcity of TMT stocks.
    By the end of the reporting period, most TMT companies around the world were priced significantly lower than their earlier highs. But some still posted strong first-quarter earnings, and they continue to show good growth.
    Swedish telephone-equipment maker L.M. Ericsson, for instance, reported large first-quarter pretax profits and high sales expectations for the rest of the year. Ericsson is a top-10 fund holding.

HAS MARKET VOLATILITY AFFECTED NEW ISSUES?
Although European markets have been extremely volatile this year, that hasn't stopped the onslaught of IPOs. European IPO issuance, which is up nearly 70% year-on-year, now outpaces that of the United States. Ironically, the choice of where to bring your European IPO to market might seem more difficult than when to take the company public. Why? European stock-exchange mergers. The London and Frankfurt stock markets are negotiating a merger to form the iX exchange that (if it happens) will make the new exchange one of the largest in the world. German's own growth-company market, the Neuer Markt, may or may not join the iX. And three other markets--the ones in Paris, Brussels and Amsterdam--may create the Euronext market.

WHAT SHAPED MARKET CONDITIONS OVER THE REPORTING PERIOD?
Euroland continued to show great economic improvement. In fact, the Organization for Economic Cooperation and Development (the OECD) expects the euro area to grow by 3.5% this year--its best rate for more than a decade. Year-on-year gross domestic product continued to strengthen in the first quarter of 2000 to 3.3% for France, 4.2% for the Netherlands and nearly 4% for Spain. Even Euroland's two economic laggards, Germany and Italy, are picking up. West German firms reported in May that business conditions were at their best levels in nine years, while during the first quarter of 2000, Italy's economy expanded at its fastest quarterly pace in nearly three years. Beyond accelerating growth, there has also been a decline in unemployment across the entire euro region.
    Tax-cut momentum is also building. In France, for instance, the government has


FUND BEATS INDEX

TOTAL RETURNS OF
CLASS A, B & C SHARES VS. INDEX

Six-month returns as of 6/30/00, excluding sales charges.
================================================================================
FUND CLASS A SHARES                     3.56%

FUND CLASS B SHARES                     3.27%

FUND CLASS C SHARES                     3.22%

MSCI EUROPE INDEX                      -3.08%
================================================================================



          See important fund and index disclosures inside front cover.

                            AIM EUROLAND GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


already sliced one percentage point off the 20.6% value-added tax. In Germany, a new tax law will reduce the top marginal income-tax rate (now 51%) to 45% by 2005, and will reduce the corporate tax rate (currently at 40%) to 25% on retained earnings or 30% on distributed profits. One of the most potent elements of the German tax change is the elimination, effective in 2002, of an approximately 50% capital-gains tax levied on companies that sell shares in other companies.

HOW HAS THE EURO PERFORMED?
While Euroland growth and tax reform were on the rise, the euro--the single currency for the 11-country euro zone--was not. This year the euro fell below parity (level with the dollar) and continued to set new lows. Many thought that the ailing currency would find support at parity, or that European Central Bank rate hikes would prop it up. While the euro fell below the U.S. $0.90 mark in the spring, it has rebounded a bit. The euro's weakness, however, has helped boost earnings for Euroland companies that export to the United States or that deal in dollar-denominated goods. For instance, three Euroland tire makers (Germany's Continental, France's Michelin and Italy's Pirelli) all reap the benefits of a weak euro when they export their tires to the United States.

WHAT IS YOUR OUTLOOK FOR EUROLAND?
Despite recent market volatility, Euroland still provides a bright investment environment. Enthusiasm for technology should remain strong, as Europe's Internet-usage growth rate is now higher than that in the United States. And despite the uneasiness some investors feel toward the euro, government policies are changing. This is evidenced by tax-reform momentum. In another plus for the region, mergers and acquisitions show no signs of slowing down.
    While broad European benchmarks have lagged many U.S. equity indexes lately, European stocks could close in on their overseas counterparts if the euro starts to recover significantly or if U.S. growths slows while Europe's remains strong.

MERGER MANIA RAGES IN EUROPE; CROSS-BORDER DEALS ON THE RISE
Once the domain of the United States, the dollar volume of European merger deals has quintupled from $200 billion annually in the early 1990s to almost $1 trillion in 1999. And it doesn't appear to be slowing down; 40% of all global deals announced year-to-date involve a European company as an acquirer.
    One of the largest cross-country acquisitions was Vodafone AirTouch's hostile takeover of Germany's Mannesmann. This acquisition makes Britain's Vodafone--a top fund holding--the largest company in Europe. It is also the world's largest wireless service, with more than 40 million subscribers in 25 countries. What makes the Vodafone/Mannesmann merger so compelling is that this means that Europe is becoming more open to cross-border consolidation.
    Indeed, two of the latest mergers bear this out. France Telecom recently acquired U.K. mobile-phone operator Orange, while the world's number-one water distributor, France's Vivendi, bought out Canadian entertainment company Seagram.

PORTFOLIO COMPOSITION

As of 6/30/00, based on total net assets

===================================================================================================================================
TOP 10 EQUITY HOLDINGS                               TOP 10 INDUSTRIES                                     TOP 10 COUNTRIES
-----------------------------------------------------------------------------------------------------------------------------------
 1. Nokia Oyj (Finland)                     4.98%     1. Computers (Software & Services)          11.44%    1. Germany       25.53%
 2. Vodafone AirTouch PLC                             2. Communications Equipment                 11.18     2. France        22.81
     (United Kingdom)                       4.37      3. Telecommunications                                 3. Sweden         8.90
 3. Intershop Communications AG (Germany)   3.61           (Cellular & Wireless)                   8.49
 4. Telefonaktiebolaget LM Ericsson A.B.              4. Services (Commercial & Consumer)          5.81     4. Netherlands    8.31
     Shares (Sweden)                        3.52
 5. Skandia Forsakrings AB (Sweden)         2.95      5. Telephone                                 5.71     5. Finland        7.61
 6. Koninklijke (Royal) Philips                       6. Insurance Brokers                         4.11     6. United
     Electronics N.V. (Netherlands)         2.85                                                                Kingdom       7.10
 7. Alcatel (France)                        2.68      7. Electronics (Component Distributors)      3.82     7. Spain          5.68
 8. EM.TV & Merchandising AG (Germany)      2.63      8. Broadcasting (Television, Radio & Cable)  3.68     8. Italy          5.20
 9. Altran Technologies S.A. (France)       2.49      9. Manufacturing (Diversified)               3.39     9. Denmark        1.37
10. Helsingin Puhelin Oyj                   2.31     10. Retail (Food Chains)                      2.95    10. Switzerland    0.98
       (Helsinki Telephone Corp. - HPY)
       (Finland)

The fund's portfolio is subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================

          See important fund and index disclosures inside front cover.

                            AIM EUROLAND GROWTH FUND

SCHEDULE OF INVESTMENTS

June 30, 2000
(Unaudited)

                                                     MARKET
                                       SHARES        VALUE

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-94.80%

DENMARK-1.37%

Vestas Wind Systems A/S
  (Manufacturing-Specialized)           210,000   $  7,696,728
--------------------------------------------------------------

FINLAND-7.61%

Helsingin Puhelin Oyj (Helsinki
  Telephone Corp.-HPY)
  (Telecommunications-
  Cellular/Wireless)                    132,600     12,963,296
--------------------------------------------------------------
Nokia Oyj (Communications
  Equipment)                            550,000     28,011,408
--------------------------------------------------------------
Tietoenator Oyj (Computers-Software
  & Services)                            53,328      1,775,935
--------------------------------------------------------------
                                                    42,750,639
--------------------------------------------------------------

FRANCE-22.81%

Alcatel (Communications Equipment)      230,000     15,055,983
--------------------------------------------------------------
Altran Technologies S.A. (Services-
  Commercial & Consumer)                 71,700     14,012,298
--------------------------------------------------------------
AXA (Insurance-Multi-Line)               51,850      8,151,870
--------------------------------------------------------------
BNP Paribas (Banks-Major Regional)       75,000      7,203,546
--------------------------------------------------------------
Canal Plus (Broadcasting-
  Television, Radio & Cable)             35,000      5,869,556
--------------------------------------------------------------
Cap Gemini S.A. (Computers-Software
  & Services)                            35,000      6,153,029
--------------------------------------------------------------
Carrefour S.A. (Retail-Food Chains)     124,000      8,459,783
--------------------------------------------------------------
Dassault Systemes S.A.
  (Computers-Software & Services)        80,000      7,447,476
--------------------------------------------------------------
France Telecom S.A. (Telephone)          75,000     10,462,293
--------------------------------------------------------------
Lagardere S.C.A.
  (Manufacturing-Diversified)           100,000      7,622,800
--------------------------------------------------------------
Pinault-Printemps-Redoute S.A.
  (Retail-General Merchandise)           17,100      3,791,552
--------------------------------------------------------------
Sanofi-Synthelabo S.A. (Health
  Care-Drugs-Generic & Other)            70,000      3,328,305
--------------------------------------------------------------
Sidel S.A. (Machinery-Diversified)       78,500      6,354,152
--------------------------------------------------------------
STMicroelectronics N.V.
  (Electronics-Semiconductors)           90,000      5,659,929
--------------------------------------------------------------
Thomson CSF (Aerospace-Defense)         150,000      5,897,189
--------------------------------------------------------------
Total Fina Elf S.A.
  (Oil-International Integrated)         83,074     12,712,624
--------------------------------------------------------------
                                                   128,182,385
--------------------------------------------------------------

GERMANY-25.53%

Aixtron A.G.
  (Equipment-Semiconductor)              90,000     12,348,936
--------------------------------------------------------------
Consors Discount Broker A.G.
  (Investment Banking &
  Brokerage)(a)                          30,000      2,672,744
--------------------------------------------------------------
D. Logistics A.G. (Services-
  Commercial & Consumer)(a)             175,000     10,838,669
--------------------------------------------------------------
EM.TV & Merchandising A.G.
  (Broadcasting-Television, Radio
  & Cable)                              251,575     14,790,307
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

GERMANY-(CONTINUED)

Epcos A.G. (Electronics-Component
  Distributors)(a)                       60,000   $  6,025,823
--------------------------------------------------------------
Fresenius A.G.-Pfd.
  (Machinery-Diversified)                30,000      6,831,934
--------------------------------------------------------------
Intershop Communications A.G.
  (Computers-Software &
  Services)(a)                           45,000     20,281,412
--------------------------------------------------------------
Kamps A.G. (Retail-Food Chains)         254,400      8,120,569
--------------------------------------------------------------
Marschollek, Lautenschlaeger und
  Partner A.G. (Services-Commercial
  & Consumer)                            25,000     12,482,335
--------------------------------------------------------------
Medion A.G. (Electronics-Component
  Distributors)                          92,000      9,379,855
--------------------------------------------------------------
Openshop Holding A.G. (Computers-
  Software & Services)(a)                27,293        910,215
--------------------------------------------------------------
Porsche A.G.-Pfd. (Automobiles)           2,841      7,715,084
--------------------------------------------------------------
SAP A.G.-Pfd. (Computers-Software &
  Services)                              69,000     12,721,977
--------------------------------------------------------------
Siemens A.G.
  (Manufacturing-Diversified)            76,000     11,405,614
--------------------------------------------------------------
Singulus Technologies A.G.
  (Machinery-Specialized)(a)             78,400      4,631,613
--------------------------------------------------------------
Software A.G. (Computers-Software &
  Services)                              25,000      2,298,751
--------------------------------------------------------------
                                                   143,455,838
--------------------------------------------------------------

ITALY-5.20%

Banca Fideuram S.p.A. (Investment
  Management)                           300,000      4,516,509
--------------------------------------------------------------
Finmatica S.p.A.
  (Computers-Software &
  Services)(a)                           45,000      2,727,057
--------------------------------------------------------------
Mediolanum S.p.A.
  (Insurance-Life/Health)               725,230     11,775,243
--------------------------------------------------------------
Telecom Italia Mobile S.p.A.
  (Telecommunications-
  Cellular/Wireless)                  1,000,000     10,195,495
--------------------------------------------------------------
                                                    29,214,304
--------------------------------------------------------------

NETHERLANDS-8.31%

ABN AMRO Holding N.V. (Banks-Major
  Regional)                             300,000      7,335,039
--------------------------------------------------------------
Equant N.V. (Computers-Software &
  Services)(a)                           98,138      3,979,819
--------------------------------------------------------------
ING Groep N.V. (Insurance Brokers)       96,578      6,515,324
--------------------------------------------------------------
Koninklijke (Royal) Philips
  Electronics N.V. (Electrical
  Equipment)                            340,000     16,004,069
--------------------------------------------------------------
Royal Dutch Petroleum Co.
  (Oil-International Integrated)        110,000      6,823,359
--------------------------------------------------------------
Teleplan International N.V.
  (Electronics-Component
  Distributors)(a)                       40,000      6,060,126
--------------------------------------------------------------
                                                    46,717,736
--------------------------------------------------------------

NORWAY-0.64%

Tomra Systems A.S.A.
  (Manufacturing-Specialized)           135,400      3,582,427
--------------------------------------------------------------

PORTUGAL-0.67%

BPI-SGPS, S.A. (Banks-Regional)       1,072,810      3,782,240
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

SPAIN-5.68%

Banco Santander Central Hispano
  S.A. (Banks-Regional)                 400,000   $  4,211,597
--------------------------------------------------------------
Cortefiel S.A. (Retail-Department
  Stores)                                75,000      1,623,656
--------------------------------------------------------------
Telefonica Publicidad e
  Informacion, S.A. (Telephone)       1,050,000      9,894,871
--------------------------------------------------------------
Telefonica S.A. (Telephone)(a)          546,743     11,721,692
--------------------------------------------------------------
TelePizza, S.A. (Restaurants)(a)        800,000      4,497,452
--------------------------------------------------------------
                                                    31,949,268
--------------------------------------------------------------

SWEDEN-8.90%

Assa Abloy A.B.-Class B (Metal
  Fabricators)                          374,400      7,504,280
--------------------------------------------------------------
Securitas A.B.-Class B
  (Services-Commercial & Consumer)      290,000      6,141,006
--------------------------------------------------------------
Skandia Forsakrings A.B. (Insurance
  Brokers)                              628,988     16,595,802
--------------------------------------------------------------
Telefonaktiebolaget LM Ericsson
  A.B.-B Shares (Communications
  Equipment)                          1,000,000     19,760,384
--------------------------------------------------------------
                                                    50,001,472
--------------------------------------------------------------

SWITZERLAND-0.98%

Roche Holding A.G. (Health
  Care-Drugs-Generic & Other)               565      5,486,913
--------------------------------------------------------------

                                                     MARKET
                                       SHARES        VALUE

UNITED KINGDOM-7.10%

Autonomy Corp. PLC
  (Computers-Software &
  Services)(a)                           50,000   $  6,000,000
--------------------------------------------------------------
Glaxo Wellcome PLC (Health
  Care-Drugs-Major Pharmaceuticals)     171,436      4,997,974
--------------------------------------------------------------
SmithKline Beecham PLC (Health
  Care-Drugs-Major
  Pharmaceuticals)                      333,272      4,361,392
--------------------------------------------------------------
Vodafone AirTouch PLC
  (Telecommunications-
  Cellular/Wireless)                  6,078,121     24,552,223
--------------------------------------------------------------
                                                    39,911,589
--------------------------------------------------------------
  Total Foreign Stocks & Other
    Equity Interests (Cost
    $342,551,175)                                  532,731,539
--------------------------------------------------------------

MONEY MARKET FUNDS-2.12%

STIC Liquid Assets Portfolio(b)       5,971,328      5,971,328
--------------------------------------------------------------
STIC Prime Portfolio(b)               5,971,328      5,971,328
--------------------------------------------------------------
    Total Money Market Funds
      (Cost $11,942,656)                            11,942,656
--------------------------------------------------------------
TOTAL INVESTMENTS-96.92%
  (Cost $354,493,831)                              544,674,195
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-3.08%                 17,302,561
--------------------------------------------------------------
NET ASSETS-100.00%                                $561,976,756
==============================================================

Investment Abbreviations:

Pfd. - Preferred

Notes to Schedule of Investments:

(a)Non-income producing security.
(b)The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)


ASSETS:

Investments, at market value (cost
  $354,493,831)                              $544,674,195
---------------------------------------------------------
Foreign currencies, at value (cost
  $30,208,909)                                 31,380,504
---------------------------------------------------------
Receivables for:
  Investments sold                              4,376,400
---------------------------------------------------------
  Fund shares sold                              1,867,234
---------------------------------------------------------
  Dividends                                       924,033
---------------------------------------------------------
Other assets                                        4,036
---------------------------------------------------------
    Total assets                              583,226,402
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                        17,795,169
---------------------------------------------------------
  Fund shares reacquired                        2,064,672
---------------------------------------------------------
Accrued advisory fees                             468,051
---------------------------------------------------------
Accrued administrative services fees               10,048
---------------------------------------------------------
Accrued distribution fees                         536,178
---------------------------------------------------------
Accrued transfer agent fees                       134,620
---------------------------------------------------------
Accrued trustees' fees                              5,110
---------------------------------------------------------
Accrued operating expenses                        235,798
---------------------------------------------------------
    Total liabilities                          21,249,646
---------------------------------------------------------
Net assets applicable to shares outstanding  $561,976,756
=========================================================

NET ASSETS:

Class A                                      $458,348,273
=========================================================
Class B                                      $100,503,667
=========================================================
Class C                                      $  3,124,816
=========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                        22,534,135
=========================================================
Class B                                         5,141,425
=========================================================
Class C                                           159,809
=========================================================
Class A:
  Net asset value and redemption price per
    share                                    $      20.34
---------------------------------------------------------
  Offering price per share:
    (Net asset value of $20.34 divided
    by 94.50%)                               $      21.52
=========================================================
Class B:
  Net asset value and offering price per
    share                                    $      19.55
=========================================================
Class C:
  Net asset value and offering price per
    share                                    $      19.55
=========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)


INVESTMENT INCOME:

Dividends (net of foreign withholding tax
$470,896)                                     $ 2,761,683
---------------------------------------------------------
Interest                                           24,052
---------------------------------------------------------
    Total investment income                     2,785,735
---------------------------------------------------------

EXPENSES:

Advisory and administrative fees                2,852,556
---------------------------------------------------------
Accounting services fee                            62,433
---------------------------------------------------------
Custodian fees                                    270,969
---------------------------------------------------------
Distribution fees -- Class A                      840,451
---------------------------------------------------------
Distribution fees -- Class B                      518,315
---------------------------------------------------------
Distribution fees -- Class C                        9,610
---------------------------------------------------------
Transfer agent fees                               550,998
---------------------------------------------------------
Trustees' fees                                      6,383
---------------------------------------------------------
Other                                             204,192
---------------------------------------------------------
    Total expenses                              5,315,907
---------------------------------------------------------
Less: Expenses paid indirectly                     (7,114)
---------------------------------------------------------
    Net expenses                                5,308,793
---------------------------------------------------------
Net investment income (loss)                   (2,523,058)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                        28,610,335
---------------------------------------------------------
  Foreign currencies                             (182,401)
---------------------------------------------------------
                                               28,427,934
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        (5,876,222)
---------------------------------------------------------
  Foreign currencies                              877,508
---------------------------------------------------------
                                               (4,998,714)
---------------------------------------------------------
    Net gain on investment securities and
       foreign currencies                      23,429,220
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $20,906,162
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                                  JUNE 30,      DECEMBER 31,
                                                                    2000            1999
                                                                ------------    ------------

OPERATIONS:

  Net investment income (loss)                                  $ (2,523,058)   $ (3,036,174)
--------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    28,427,934      18,841,364
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                  (4,998,714)    130,391,532
--------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations          20,906,162     146,196,722
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                 --     (29,255,944)
--------------------------------------------------------------------------------------------
  Class B                                                                 --      (6,401,190)
--------------------------------------------------------------------------------------------
  Class C                                                                 --         (19,795)
--------------------------------------------------------------------------------------------
  Advisor Class*                                                          --         (98,058)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                         (5,818,042)    (61,483,581)
--------------------------------------------------------------------------------------------
  Class B                                                          4,575,852     (23,714,961)
--------------------------------------------------------------------------------------------
  Class C                                                          2,862,169         236,516
--------------------------------------------------------------------------------------------
  Advisor Class*                                                  (1,857,577)       (803,689)
--------------------------------------------------------------------------------------------
    Net increase in net assets                                    20,668,564      24,656,020
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            541,308,192     516,652,172
--------------------------------------------------------------------------------------------
  End of period                                                 $561,976,756    $541,308,192
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $333,463,210    $333,700,808
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (2,523,058)             --
--------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities
    and foreign currencies                                        40,098,953      11,671,019
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           190,937,651     195,936,365
--------------------------------------------------------------------------------------------
                                                                $561,976,756    $541,308,192
============================================================================================

* Advisor Class shares were converted to Class A shares effective as of the close of business on February 11, 2000.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2000
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Euroland Growth Fund (the "Fund"), is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of five separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund consists of three different classes of shares:
Class A shares, Class B shares and Class C shares. The Fund formerly offered Advisor Class shares; however, as of the close of business on February 11, 2000, the Advisor Class shares were converted to Class A shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
G. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A I M Advisors, Inc. ("AIM") is the Fund's investment manager and administrator. INVESCO Asset Management Limited ("IAML") is the Fund's sub-advisor and sub-administrator. The Fund pays AIM investment management and administration fees at an annual rate of 0.975% on the first $500 million of the Fund's average daily net assets, plus 0.95% on the next $500 million of the Fund's average daily net assets, plus 0.925% on the next $500 million of the Fund's average daily net assets, plus 0.90% on the Fund's average daily net assets exceeding $1.5 billion. Under the terms of a master sub-advisory agreement between AIM and IAML, AIM pays IAML 40% of the amount paid by the Fund to AIM. AIM has contractually agreed to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest, extraordinary items and increases in expenses due to offset arrangements, if any) to the maximum annual rate of 2.00%, 2.65% and 2.65% of the average daily net assets of the Fund's Class A, Class B and Class C shares, respectively.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2000, AIM was paid $62,433 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended June 30, 2000, AFS was paid $324,765 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund , pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $840,451, $518,315 and $9,610, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $43,054 from sales of the Class A shares of the Fund during the six months ended June 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended
June 30, 2000, AIM Distributors received $16,951 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $3,223 and $3,891, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $7,114.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.
    At June 30, 2000, there were no securities on loans to brokers.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $100,508,975 and $107,786,088, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of investment securities     $202,015,482
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (14,102,111)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities           $187,913,371
===========================================================================
Cost of investments for tax purposes is $356,760,824.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                                                    JUNE 30, 2000               DECEMBER 31, 1999
                                                              --------------------------   ---------------------------
                                                                SHARES        AMOUNT         SHARES         AMOUNT
                                                              ----------   -------------   -----------   -------------
Sold:
  Class A                                                      7,793,320   $ 168,260,480    56,134,804   $ 892,147,655
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,180,903      24,490,374     4,085,662      62,498,150
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       232,772       4,797,899       185,264       2,804,901
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                162,642       3,281,626       741,800      12,185,965
----------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                                                    1,493,014      26,287,494
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                      336,013       5,718,720
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                            --              --           947          16,127
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                                     --              --         5,368          95,985
----------------------------------------------------------------------------------------------------------------------
Conversion of Advisor Class shares to Class A shares***:
  Class A                                                         98,573       2,277,044            --              --
----------------------------------------------------------------------------------------------------------------------
  Advisor Class                                                  (97,267)     (2,277,044)           --              --
----------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (8,075,079)   (176,355,566)  (61,395,542)   (979,918,730)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (973,001)    (19,914,522)   (6,039,505)    (91,931,831)
----------------------------------------------------------------------------------------------------------------------
  Class C*                                                       (91,370)     (1,935,730)     (167,804)     (2,584,512)
----------------------------------------------------------------------------------------------------------------------
  Advisor Class**                                               (140,266)     (2,862,159)     (776,145)    (13,085,639)
----------------------------------------------------------------------------------------------------------------------
                                                                  91,227   $    (237,598)   (5,396,124)  $ (85,765,715)
======================================================================================================================

*   Class C shares commenced sales on May 3, 1999.
** Advisor Class share activity for the period January 1, 2000 through February 11, 2000 (date of conversion).
*** Effective as of the close of business February 11, 2000, pursuant to approval by the Board of Trustees on November 3, 1999, all outstanding shares of Advisor Class shares were converted to Class A shares of the fund.

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                            Class A
                                                               -------------------------------------------------------------------
                                                               Six months
                                                                 ended                      Year ended December 31,
                                                                June 30,      ----------------------------------------------------
                                                                2000(a)       1999(a)    1998(a)    1997(a)    1996(a)    1995(a)
                                                               ----------     --------   --------   --------   --------   --------
Net asset value, beginning of period                            $  19.64      $  15.67   $  14.32   $  12.89   $  10.88    $  10.03
------------------------------------------------------------    --------      --------   --------   --------   --------    --------
Income from investment operations:
  Net investment income (loss)                                     (0.08)        (0.09)     (0.03)     (0.04)     (0.03)       0.04
------------------------------------------------------------    --------      --------   --------   --------   --------    --------
  Net gains on securities (both realized and unrealized)            0.78          5.45       2.35       1.48       2.16        0.95
------------------------------------------------------------    --------      --------   --------   --------   --------    --------
    Total from investment operations                                0.70          5.36       2.32       1.44       2.13        0.99
------------------------------------------------------------    --------      --------   --------   --------   --------    --------
Less distributions:
  Dividends from net investment income                                --            --         --         --         --       (0.10)
------------------------------------------------------------    --------      --------   --------   --------   --------    --------
  Distributions from net realized gains                               --         (1.39)     (0.97)     (0.01)     (0.12)      (0.04)
------------------------------------------------------------    --------      --------   --------   --------   --------    --------
    Total distributions                                               --         (1.39)     (0.97)     (0.01)     (0.12)      (0.14)
------------------------------------------------------------    --------      --------   --------   --------   --------    --------
Net asset value, end of period                                  $  20.34      $  19.64   $  15.67   $  14.32   $  12.89    $  10.88
============================================================    ========      ========   ========   ========   ========    ========
Total return(b)                                                     3.56%        35.22%     16.63%     11.20%     19.61%       9.86%
============================================================    ========      ========   ========   ========   ========    ========
Ratios/supplemental data:
  Net assets, end of period (000s omitted)                      $458,348      $446,065   $415,066   $407,004   $453,792    $483,375
============================================================    ========      ========   ========   ========   ========    ========
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                  1.70%(d)      1.83%      2.02%      1.75%      1.82%       1.83%
------------------------------------------------------------    --------      --------   --------   --------   --------    --------
  Without fee waivers                                               1.70%(d)      1.83%      2.02%      1.89%      1.88%       1.89%
============================================================    ========      ========   ========   ========   ========    ========
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers(c)                                               1.70%(d)      1.82%      1.75%      1.75%      1.82%       1.83%
------------------------------------------------------------    --------      --------   --------   --------   --------    --------
  Without fee waivers                                               1.70%(d)      1.82%      1.75%      1.89%      1.88%       1.89%
============================================================    ========      ========   ========   ========   ========    ========
Ratio of interest expense to average net assets                       --          0.01%      0.27%        --         --          --
============================================================    ========      ========   ========   ========   ========    ========
Ratio of net investment income (loss) to average net assets        (0.74)%(d)    (0.55)%    (0.20)%    (0.29)%    (0.26)%      0.38%
============================================================    ========      ========   ========   ========   ========    ========
Portfolio turnover rate                                               18%           71%        97%       107%       123%        108%
============================================================    ========      ========   ========   ========   ========    ========

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Prior to the period ended December 31, 1999, ratios include expense reductions.
(d) Ratios are annualized and based on average net assets of $482,896,724.

                                                                                         Class B
                                                               --------------------------------------------------------------
                                                               Six months
                                                                 ended                    Year ended December 31,
                                                                June 30,      -----------------------------------------------
                                                                2000(a)       1999(a)   1998(a)   1997(a)   1996(a)   1995(a)
                                                               ----------     -------   -------   -------   -------   -------
Net asset value, beginning of period                            $  18.93      $ 15.26   $ 14.06   $ 12.73   $ 10.81   $  9.97
------------------------------------------------------------    --------      -------   -------   -------   -------   -------
Income from investment operations:
  Net investment income (loss)                                     (0.14)       (0.18)    (0.14)    (0.13)    (0.11)    (0.03)
------------------------------------------------------------    --------      -------   -------   -------   -------   -------
  Net gains on securities (both realized and unrealized)            0.76         5.24      2.31      1.47      2.15      0.94
------------------------------------------------------------    --------      -------   -------   -------   -------   -------
    Total from investment operations                                0.62         5.06      2.17      1.34      2.04      0.91
------------------------------------------------------------    --------      -------   -------   -------   -------   -------
Less distributions:
  Dividends from net investment income                                --           --        --        --        --     (0.03)
------------------------------------------------------------    --------      -------   -------   -------   -------   -------
  Distributions from net realized gains                               --        (1.39)    (0.97)    (0.01)    (0.12)    (0.04)
------------------------------------------------------------    --------      -------   -------   -------   -------   -------
        Total distributions                                           --        (1.39)    (0.97)    (0.01)    (0.12)    (0.07)
------------------------------------------------------------    --------      -------   -------   -------   -------   -------
Net asset value, end of period                                  $  19.55      $ 18.93   $ 15.26   $ 14.06   $ 12.73   $ 10.81
============================================================    ========      =======   =======   =======   =======   =======
Total return(b)                                                     3.27%       34.19%    15.80%    10.55%    18.79%     9.20%
============================================================    ========      =======   =======   =======   =======   =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $100,504      $93,404   $99,943   $81,011   $87,092   $73,025
============================================================    ========      =======   =======   =======   =======   =======
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                  2.35%(d)     2.48%    2.67%     2.40%     2.47%     2.48%
------------------------------------------------------------    --------      -------   -------   -------   -------   -------
  Without fee waivers                                               2.35%(d)     2.48%    2.67%     2.54%     2.58%     2.54%
============================================================    ========      =======   =======   =======   =======   =======
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers(c)                                               2.35%(d)     2.47%    2.40%     2.40%     2.47%     2.48%
------------------------------------------------------------    --------      -------   -------   -------   -------   -------
  Without fee waivers                                               2.35%(d)     2.47%    2.40%     2.54%     2.53%     2.54%
============================================================    ========      =======   =======   =======   =======   =======
Ratio of interest expense to average net assets                       --         0.01%     0.27%       --        --        --
============================================================    ========      =======   =======   =======   =======   =======
Ratio of net investment income (loss) to average net assets        (1.39)%(d)   (1.19)%   (0.85)%   (0.94)%   (0.91)%   (0.27)%
============================================================    ========      =======   =======   =======   =======   =======
Portfolio turnover rate                                               18%          71%       97%      107%      123%      108%
============================================================    ========      =======   =======   =======   =======   =======

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Prior to the period ended December 31, 1999, ratios include expense reductions.
(d) Ratios are annualized and based on average net assets of $104,232,488.

                                                                          Class C
                                                                ----------------------------
                                                                                May 3, 1999
                                                                Six months      (Date sales
                                                                  ended        commenced) to
                                                                 June 30,      December 31,
                                                                 2000(a)          1999(a)
                                                                ---------      -------------
Net asset value, beginning of period                            $   18.94      $      14.64
------------------------------------------------------------    ---------      ------------
Income from investment operations:
  Net investment income (loss)                                      (0.14)            (0.19)
------------------------------------------------------------    ---------      ------------
  Net gains on securities (both realized and unrealized)             0.75              5.88
------------------------------------------------------------    ---------      ------------
    Total from investment operations                                 0.61              5.69
------------------------------------------------------------    ---------      ------------
Less distributions:
  Distributions from net realized gains                                --             (1.39)
------------------------------------------------------------    ---------      ------------
    Total distributions                                                --             (1.39)
------------------------------------------------------------    ---------      ------------
Net asset value, end of period                                  $   19.55      $      18.94
============================================================    =========      ============
Total return(b)                                                      3.22%            39.95%
============================================================    =========      ============
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $   3,125      $        349
============================================================    ========       ============
Ratio of expenses to average net assets (including interest
  expense):
  With fee waivers                                                   2.35%(d)          2.48%(e)
------------------------------------------------------------    ---------      ------------
  Without fee waivers                                                2.35%(d)          2.48%(e)
============================================================    =========      ============
Ratio of expenses to average net assets (excluding interest
  expense):
  With fee waivers(c)                                                2.35%(d)          2.47%(e)
------------------------------------------------------------    ---------      ------------
  Without fee waivers                                                2.35%(d)          2.47%(e)
============================================================    =========      ============
Ratio of interest expense to average net assets                        --              0.01%(e)
============================================================    =========      ============
Ratio of net investment income (loss) to average net assets         (1.39)%(d)        (1.19)%(e)
============================================================    =========      ============
Portfolio turnover rate                                                18%               71%
============================================================    ==========     ============

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Prior to the period ended December 31, 1999, ratios include expense reductions.
(d) Ratios are annualized and based on average net assets of $1,932,591.
(e) Annualized.


BOARD OF TRUSTEES                              OFFICERS                                     OFFICE OF THE FUND
C. Derek Anderson                              Robert H. Graham                             11 Greenway Plaza
Senior Managing Partner,                       Chairman and President                       Suite 100
Plantagenet Capital Management, LLC                                                         Houston, TX 77046
(an investment partnership);                   Dana R. Sutton
Chief Executive Officer,                       Vice President and Treasurer                 INVESTMENT MANAGER
Plantagenet Holdings, Ltd.
(an investment banking firm)                   Samuel D. Sirko                              A I M Advisors, Inc.
                                               Vice President and Secretary                 11 Greenway Plaza
Frank S. Bayley                                                                             Suite 100
Partner, law firm of                           Melville B. Cox                              Houston, TX 77046
Baker & McKenzie                               Vice President
                                                                                            SUB-ADVISOR
Robert H. Graham                               Gary T. Crum
Director, President and                        Vice President                               INVESCO Asset Management Limited
Chief Executive Officer,                                                                    11 Devonshire Square
A I M Management Group Inc.                    Carol F. Relihan                             London EC2M 4YR
                                               Vice President                               England
Ruth H. Quigley
Private Investor                               Mary J. Benson                               TRANSFER AGENT
                                               Assistant Vice President and
                                               Assistant Treasurer                          A I M Fund Services, Inc.
                                                                                            P.O. Box 4739
                                               Sheri Morris                                 Houston, TX 77210-4739
                                               Assistant Vice President and
                                               Assistant Treasurer                          CUSTODIAN

                                               Nancy L. Martin                              State Street Bank and Trust Company
                                               Assistant Secretary                          225 Franklin Street
                                                                                            Boston, MA 02110
                                               Ofelia M. Mayo
                                               Assistant Secretary                          COUNSEL TO THE FUND

                                               Kathleen J. Pflueger                         Kirkpatrick & Lockhart LLP
                                               Assistant Secretary                          1800 Massachusetts Avenue, N.W.
                                                                                            Washington, D.C. 20036-1800

                                                                                            COUNSEL TO THE TRUSTEES

                                                                                            Paul, Hastings, Janofsky & Walker LLP
                                                                                            Twenty Third Floor
                                                                                            555 South Flower Street
                                                                                            Los Angeles, CA 90071

                                                                                            DISTRIBUTOR

                                                                                            A I M Distributors, Inc.
                                                                                            11 Greenway Plaza
                                                                                            Suite 100
                                                                                            Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--


                                  EQUITY FUNDS

    DOMESTIC EQUITY FUNDS                    INTERNATIONAL/GLOBAL EQUITY FUNDS

       MORE AGGRESSIVE                                MORE AGGRESSIVE                A I M Management Group Inc. has provided
                                                                                     leadership in the mutual fund industry since
AIM Small Cap Opportunities(1)               AIM Latin American Growth               1976 and managed approximately $176 billion
AIM Mid Cap Opportunities(2)                 AIM Developing Markets                  in assets for more than 8 million
AIM Large Cap Opportunities                  AIM Asian Growth                        shareholders, including individual investors,
AIM Emerging Growth                          AIM Japan Growth                        corporate clients and financial institutions,
AIM Small Cap Growth(3)                      AIM European Development                as of June 30, 2000.
AIM Aggressive Growth                        AIM Euroland Growth(5)                      The AIM Family of Funds--Registered
AIM Mid Cap Growth                           AIM Global Aggressive Growth            Trademark-- is distributed nationwide, and
AIM Capital Development                      AIM International Equity                AIM today is the eighth-largest mutual fund
AIM Constellation(4)                         AIM Advisor International Value         complex in the United States in assets under
AIM Dent Demographic Trends                  AIM Global Trends(6)                    management, according to Strategic Insight,
AIM Select Growth                            AIM Global Growth                       an independent mutual fund monitor.
AIM Large Cap Growth                                                                     AIM is a subsidiary of AMVESCAP PLC, one
AIM Weingarten                                      MORE CONSERVATIVE                of the world's largest independent financial
AIM Mid Cap Equity                                                                   services companies with $389 billion in
AIM Charter                                                                          assets under management as of June 30, 2000.
AIM Value
AIM Blue Chip                                            SECTOR EQUITY FUNDS
AIM Basic Value
AIM Large Cap Basic Value                                  MORE AGGRESSIVE
AIM Balanced
AIM Advisor Flex                             AIM Global Telecommunications and Technology
                                             AIM Global Resources
      MORE CONSERVATIVE                      AIM Global Financial Services
                                             AIM Global Health Care
                                             AIM Global Consumer Products and Services
                                             AIM Global Infrastructure
                                             AIM Advisor Real Estate
                                             AIM Global Utilities

                                                          MORE CONSERVATIVE

                               FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS                     TAX-FREE FIXED-INCOME FUNDS

       MORE AGGRESSIVE                                 MORE AGGRESSIVE

AIM Strategic Income                         AIM High Income Municipal
AIM High Yield II                            AIM Tax-Exempt Bond of Connecticut                     [AIM FUNDS LOGO HERE]
AIM High Yield                               AIM Municipal Bond                                  --Registered Trademark--
AIM Income                                   AIM Tax-Free Intermediate
AIM Global Income                            AIM Tax-Exempt Cash                            [INVEST WITH DISCIPLINE LOGO]
AIM Floating Rate(7)                                                                             --Registered Trademark--
AIM Intermediate Government
AIM Limited Maturity Treasury                        MORE CONSERVATIVE
AIM Money Market

      MORE CONSERVATIVE

The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (4) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(5) AIM Europe Growth Fund was renamed AIM Euroland Growth Fund Sept. 1, 1999.
(6) AIM Global Trends Fund was restructured to operate as a traditional mutual fund Aug. 27, 1999. Previously, the fund operated as a fund of funds. (7) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
    For more complete information about any AIM fund, including sales charges and expenses, obtain the appropriate prospectus(es) from your financial advisor. Please read the prospectus(es) carefully before you invest or send money. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Oct. 20, 2000, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR MFS AWARD LOGO APPEARS HERE]


A I M Distributors, Inc.                                               ERG-SAR-1